Related party transactions (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related party transactions [Abstract]
Payroll tax expense		$ 728,556	$ 0
Key Management Personnel [Member]
Related party transactions [Abstract]
Salary, fees, and other short-term benefits	[1]	4,169,818	1,048,195
Share based payments		8,186,082	722,055
Total related party transactions		$ 12,355,900	$ 1,770,250

[1]	In connection with the issuance of shares related to the RSUs and DSUs granted, during the twelve months ended December 31, 2021, the Company incurred payroll tax expense of $728,556 (2020 - $nil).